UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-07868

Invesco Advantage Municipal Income Trust II
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:      2/28

Date of reporting period:      11/30/18

Item 1. Schedule of Investments.

Invesco Advantage Municipal Income Trust II Quarterly Schedule of Portfolio Holdings November 30, 2018

invesco.com/us	VK-CE-AMINC2-QTR-1	11/18	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-168.35%(a)

Alabama-3.10%

Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$3,630	$3,958,515
Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM)(b)	5.00%	09/01/2039	950	1,049,484
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM)(b)	5.00%	09/01/2044	950	1,046,852
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM)(b)	5.25%	07/01/2030	1,800	1,872,936
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	560	597,862
Birmingham (City of) Water Works Board; Series 2016 B, Ref. Sub. Water RB	5.00%	01/01/2043	940	1,042,601
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB (c)	5.50%	01/01/2043	1,900	1,409,420
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB (d)	5.00%	09/01/2046	2,100	2,403,786
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB (c)	6.95%	01/01/2020	3	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	2,200	2,279,244
				15,660,700

Alaska-0.74%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (d)	5.50%	10/01/2041	3,465	3,712,609

Arizona-3.32%

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,645	1,766,253
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. Education RB (e)	5.25%	07/01/2047	870	856,045
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/2035	500	518,210
Series 2010, RB	5.13%	05/15/2040	1,250	1,295,925
Glendale (City of) Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2030	1,000	1,010,760
Series 2017, Ref. RB	5.00%	11/15/2045	665	635,614
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	7.00%	01/01/2039	690	695,396
Series 2009, Education RB	7.13%	01/01/2045	660	665,597
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (e)	6.50%	07/01/2034	380	412,414
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	2,340	2,475,392
Phoenix Civic Improvement Corp.; Series 2017 A, Sr. Lien Airport RB (f)	5.00%	07/01/2042	1,160	1,273,158
Series 2017 A, Sr. Lien Airport RB (f)	5.00%	07/01/2047	1,855	2,028,164
Pima (County of) Industrial Development Authority (Grande Innovations Academy); Series 2018, Education Facility RB (e)	5.38%	07/01/2052	885	813,766
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (d)(g)(h)	5.00%	01/01/2019	2,305	2,310,601
				16,757,295

California-19.96%

Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS-AGM)(b)(i)	0.00%	09/01/2019	6,000	5,911,200
Series 1997 C, Sub. Lease CAB RB (INS-AGM)(b)(i)	0.00%	09/01/2021	7,265	6,825,322
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, Toll Bridge RB (d)	5.00%	04/01/2056	1,890	2,086,314
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (i)	0.00%	08/01/2028	900	678,924

See accompanying notes which are an integral part of this schedule.

                                 Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California-(continued)

California (County of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, Tobacco Settlement Sub. CAB RB (i)	0.00%	06/01/2055	$8,390	$360,938
California (State of); Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (g)(h)	5.25%	07/01/2019	1,335	1,363,382
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (g)(h)	5.25%	07/01/2019	765	781,264
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	1,300	1,315,899
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/2030	2,220	2,430,256
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	2,805	3,060,479
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2042	2,060	2,211,451
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/2030	2,000	2,245,140
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2037	1,350	1,470,622
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB (g)(h)	6.00%	07/01/2019	1,100	1,127,764
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, Sr. Lien RB (f)	5.00%	12/31/2043	1,500	1,612,410
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (e)(f)	5.00%	07/01/2027	1,050	1,107,887
Series 2012, Water Furnishing RB (e)(f)	5.00%	07/01/2030	1,215	1,269,481
Series 2012, Water Furnishing RB (e)(f)	5.00%	07/01/2037	2,685	2,774,437
California (State of) Public Works Board (Department of Corrections - State Prisons); Series 1993 A, Ref. Lease RB (INS-AMBAC)(b)	5.00%	12/01/2019	1,075	1,090,706
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/2019	1,450	1,465,588
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2044	655	686,093
Series 2016A, RB (e)	5.00%	12/01/2041	1,030	1,058,871
Series 2016A, RB (e)	5.25%	12/01/2056	750	778,275
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	395	395,423
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (d)(g)(h)	5.00%	06/01/2020	4,065	4,264,226
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. Toll Road CAB RB (INS-AGM)(b)(i)	0.00%	01/15/2034	3,145	1,756,860
Golden State Tobacco Securitization Corp.; Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	1,050	1,151,976
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	3,000	3,277,500
Series 2018 A-1, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2047	1,980	1,904,423
Series 2018 A-2, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2047	2,825	2,712,028
Los Angeles (City of) Department of Water & Power; Series 2012 B, Waterworks RB	5.00%	07/01/2037	1,200	1,302,840
Mt. San Antonio (City of) Community College District (Election 2008); Series 2013 A, Unlimited Tax Conv. CAB GO Bonds (j)	6.25%	08/01/2043	1,500	1,227,945
Oakland (Port of); Series 2012 P, Ref. Sr. Lien RB (f)	5.00%	05/01/2028	2,730	2,951,703
Palomar Pomerado Health; Series 2009, COP (g)(h)	6.75%	11/01/2019	1,225	1,280,039
Riverside County Asset Leasing Corp. (Riverside County Hospital); Series 1997, Leasehold RB (INS-NATL)(b)(i)	0.00%	06/01/2021	9,000	8,501,490
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	1,655	1,804,893
San Diego (City of) Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (d)(k)(l)	5.00%	08/01/2021	8,490	9,203,414
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/2034	1,600	1,671,088
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 F, Ref. Second Series RB (f)	5.00%	05/01/2025	850	904,409
Series 2011 F, Ref. Second Series RB (f)	5.00%	05/01/2026	1,700	1,807,168
San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB (g)(h)	5.00%	05/01/2022	4,000	4,424,040
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (d)	5.00%	11/01/2036	3,690	3,985,458

See accompanying notes which are an integral part of this schedule.

                                 Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California-(continued)

Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	$525	$561,619
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement CAB Turbo RB (i)	0.00%	06/01/2041	2,605	655,470
Vernon (City of); Series 2009 A, Electric System RB (g)(h)	5.13%	08/01/2019	400	409,080
Series 2009 A, Electric System RB	5.12%	08/01/2021	865	880,847
				100,746,642

Colorado-2.97%

Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2017, Ref. Hospital RB	5.00%	06/01/2047	435	459,321
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	1,005	985,181
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.50%	01/15/2030	1,500	1,568,505
Series 2010, Private Activity RB	6.00%	01/15/2034	1,200	1,239,564
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/2037	1,400	1,522,822
Series 2018 A, Ref. Sub. Airport System RB (d)(f)	5.25%	12/01/2048	1,315	1,473,379
Series 2018 A-2, Dedicated Tax CAB RB (i)	0.00%	08/01/2034	1,270	685,457
Neu Towne Metropolitan District; Series 2018 A, Ref. & Improvement Limited Tax GO Bonds	5.38%	12/01/2046	530	522,824
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. Limited Property Tax Supported RB (e)	5.00%	12/15/2041	720	721,879
University of Colorado; Series 2013 A, Enterprise RB (d)(g)(h)	5.00%	06/01/2037	2,655	2,976,122
Series 2013 A, Enterprise RB (d)(g)(h)	5.00%	06/01/2043	2,535	2,841,608
				14,996,662

District of Columbia-2.08%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	1,650	1,588,571
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB (g)(h)	6.38%	10/01/2019	2,650	2,746,089
Series 2009, Hospital RB (g)(h)	6.50%	10/01/2019	800	829,752
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	5,190	5,349,800
				10,514,212

Florida-9.76%

Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,092,910
Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/2037	2,460	2,679,530
Series 2013 C, Airport System RB	5.25%	10/01/2038	1,900	2,092,565
Series 2015 A, Airport System RB (f)	5.00%	10/01/2045	1,670	1,801,880
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (e)	7.75%	05/15/2035	1,000	969,640
County of Broward FL Airport System Revenue; Series 2017, Airport System RB (d)(f)	5.00%	10/01/2047	1,935	2,109,131
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,100	1,226,170
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (g)	5.95%	07/01/2020	40	42,424
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	2,255	2,370,276
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (f)	5.13%	06/01/2027	1,800	1,922,436
Hillsborough (County of) Aviation Authority (Tampa International Airport); Series 2018 E, RB (f)	5.00%	10/01/2048	1,555	1,713,781
JEA; Series 2012 Three B, Electric System RB (d)	5.00%	10/01/2039	3,300	3,520,044
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	710	744,236

See accompanying notes which are an integral part of this schedule.

                                 Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida-(continued)

Miami-Dade (County of); Series 2012 A, Ref. Aviation RB (f)	5.00%	10/01/2028	$1,510	$1,628,731
Series 2012 A, Ref. Aviation RB (f)	5.00%	10/01/2030	2,270	2,440,795
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2032	870	942,680
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2035	1,375	1,485,193
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM)(b)	5.00%	10/01/2035	1,450	1,567,841
Series 2016 A, Ref. Aviation RB	5.00%	10/01/2041	965	1,062,610
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2018 A, RB (d)	5.00%	04/01/2053	2,890	3,148,366
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/2040	1,000	1,038,890
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010, Ref. Hospital RB (g)(h)	6.13%	08/01/2020	520	553,743
Series 2010, Ref. Hospital RB	6.13%	08/01/2042	185	195,588
Miami-Dade (County of) Industrial Development Authority (Waste Management, Inc.); Series 2018 B, Solid Waste Disposal Floating Rate RB (SIFMA Municipal Swap Index + 0.80%)(l)	2.49%	11/01/2021	435	435,100
Orlando (City of) Greater Orlando Aviation Authority; Series 2017 A, Priority Sub. Airport Facilities RB (f)	5.00%	10/01/2047	1,535	1,671,937
Palm Beach (County of) Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB	5.00%	12/01/2031	1,125	1,213,144
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (d)(g)(h)	5.50%	10/01/2019	2,900	2,986,913
Series 2016, RB (d)	5.00%	10/01/2031	2,805	3,011,897
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	625	682,863
Reunion East Community Development District; Series 2005, Special Assessment RB (c)	5.80%	05/01/2036	197	2
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	240	241,596
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB (m)	6.20%	05/01/2035	828	529,702
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.25%	07/01/2044	1,000	1,064,650
Tallahassee (City of) (Tallahassee Memorial Health Care, Inc.); Series 2016, Health Facility RB	5.00%	12/01/2055	1,010	1,059,631
				49,246,895

Georgia-4.09%

Atlanta (City of); Series 2009 A, Water & Wastewater RB (g)(h)	6.00%	11/01/2019	1,350	1,400,450
Series 2009 A, Water & Wastewater RB (g)(h)	6.00%	11/01/2019	1,450	1,504,186
Series 2009 A, Water & Wastewater RB (g)(h)	6.00%	11/01/2019	1,350	1,400,450
Series 2015, Ref. Water & Wastewater RB (d)	5.00%	11/01/2040	6,015	6,656,019
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB (g)(h)	6.75%	01/01/2019	225	225,846
Series 2009 B, Tax Allocation RB (g)(h)	6.75%	01/01/2019	120	120,451
Series 2009 B, Tax Allocation RB (g)(h)	7.38%	01/01/2019	220	220,926
Fulton (County of) Development Authority (Wellstar Health System, Inc.); Series 2017, Anticipation Ctfs. Hospital RB	5.00%	04/01/2042	745	800,570
Georgia (State of) Municipal Electric Authority; Series 1993 B, Power RB (g)	5.70%	01/01/2019	4,220	4,232,111
Private Colleges & Universities Authority (Emory University); Series 2009 B, RB (d)	5.00%	09/01/2029	4,000	4,091,840
				20,652,849

Hawaii-3.13%

Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/2039	2,250	2,343,533
Series 2014 EO, Unlimited Tax GO Bonds	5.00%	08/01/2033	4,500	5,019,570
Series 2015 A, Airport System RB (f)	5.00%	07/01/2041	645	708,745
Series 2015 A, Airport System RB (f)	5.00%	07/01/2045	1,295	1,419,786

See accompanying notes which are an integral part of this schedule.

                                 Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Hawaii-(continued)

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	$2,500	$2,745,125
Honolulu (City & County of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	11/01/2036	1,000	1,090,110
Series 2015 A, Ref. Jr. Wastewater System RB (d)	5.00%	07/01/2031	2,160	2,447,086
				15,773,955

Idaho-0.36%

Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	650	651,820
Regents of the University of Idaho; Series 2011, Ref. General RB (h)	5.25%	04/01/2021	1,110	1,179,875
				1,831,695

Illinois-20.38%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	1,250	1,250,700
Bolingbrook (Village of); Series 1999 C, Ref. Unlimited Tax CAB GO Bonds (INS-NATL)(b)(i)	0.00%	01/01/2029	1,710	1,167,964
Chicago (City of); Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	795	835,092
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	325	339,986
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	260	271,710
Series 2011 A, Sales Tax RB (g)(h)	5.25%	01/01/2022	2,785	3,043,142
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	1,067	1,069,341
Series 2012 A, Unlimited Tax GO Bonds (INS-BAM)(b)	5.00%	01/01/2033	1,190	1,236,993
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/2042	2,585	2,693,467
Series 2014, Ref. Motor Fuel Tax RB	5.00%	01/01/2029	890	924,683
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	665	707,567
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	2,590	2,740,349
Series 2017 A, Ref. Unlimited Tax GO Bonds	6.00%	01/01/2038	1,550	1,721,399
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (f)	5.50%	01/01/2031	2,600	2,846,142
Series 2014 A, Ref. Second Lien RB (f)	5.00%	01/01/2041	950	1,014,438
Chicago (City of) (O’Hare International Airport); Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/2038	1,900	2,117,246
Series 2015 C, RB (f)	5.00%	01/01/2046	645	682,216
Series 2015 D, RB	5.00%	01/01/2046	450	483,512
Series 2017 D, Sr. Lien General Airport RB	5.25%	01/01/2042	1,035	1,145,652
Chicago (City of) Board of Education; Series 2017 H, Dedicated Unlimited Tax GO Bonds	5.00%	12/01/2046	950	934,524
Series 2018 A, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2034	520	528,590
Series 2018 A, Unlimited Tax GO Bonds (INS-AGM)(b)	5.00%	12/01/2032	535	585,632
Series C, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2022	750	776,685
Chicago (City of) Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, Unlimited Tax GO Bonds	5.00%	12/01/2045	1,335	1,440,999
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (d)(n)	5.25%	12/01/2036	4,185	4,414,254
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	2,850	3,100,543

See accompanying notes which are an integral part of this schedule.

                                 Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois-(continued)

Illinois (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	$935	$954,981
Series 2013, Unlimited Tax GO Bonds (INS-AGM)(b)	5.25%	07/01/2029	1,660	1,792,717
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2034	1,050	1,087,296
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2035	1,250	1,276,650
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	850	866,082
Series 2017 D, Unlimited Tax GO Bonds	5.00%	11/01/2024	1,995	2,110,810
Series 2018 A, Ref. Unlimited Tax GO Bonds	5.00%	10/01/2021	1,550	1,610,682
Series 2018 A, Ref. Unlimited Tax GO Bonds	5.00%	10/01/2022	435	455,132
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012, RB (g)(h)	5.00%	03/01/2022	5	5,449
Series 2012, RB	5.00%	03/01/2034	995	1,064,332
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	1,100	1,198,098
Illinois (State of) Finance Authority (Christian Homes, Inc.); Series 2007, Ref. RB	5.75%	05/15/2026	520	520,572
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	2,000	2,117,900
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB (d)(g)(h)	5.38%	08/15/2019	2,400	2,457,600
Series 2009 A, RB (d)(g)(h)	5.75%	08/15/2019	1,700	1,745,186
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	1,810	1,941,913
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016 B, RB	5.63%	05/15/2020	1,102	1,093,214
Series 2016, RB (c)	2.00%	05/15/2055	257	12,765
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB (g)(h)	6.25%	11/15/2019	845	878,682
Series 2009, RB	6.25%	11/15/2035	555	575,280
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	989,110
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,570	1,704,031
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB (g)(h)	6.00%	02/15/2020	1,790	1,873,575
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (d)(g)(h)	5.50%	02/15/2021	2,595	2,782,826
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (d)	5.25%	10/01/2052	2,460	2,685,803
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM)(b)(i)	0.00%	12/15/2029	2,100	1,329,132
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2015 A, RB	5.50%	06/15/2053	4,500	4,760,235
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS-AGM)(b)	5.25%	06/15/2031	920	1,003,794
Series 2014, Ref. RB (INS-AGM)(b)	5.25%	06/15/2032	840	914,298
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (d)	5.00%	01/01/2038	3,125	3,357,625
Series 2014 C, RB (d)	5.00%	01/01/2039	3,760	4,108,552
Series 2015 A, RB (d)	5.00%	01/01/2040	1,500	1,649,175
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (d)	5.00%	12/15/2041	3,425	3,578,029
Peoria, Moline & Freeport (Cities of); Series 1995 A, Collateralized Single Family Mortgage RB (CEP - GNMA)(f)	7.60%	04/01/2027	30	30,000
Railsplitter Tobacco Settlement Authority; Series 2010, RB (g)(h)	5.50%	06/01/2021	3,625	3,918,987
Regional Transportation Authority; Series 2002 A, RB (INS-NATL)(b)	6.00%	07/01/2029	860	1,071,586
Series 2018 B, RB	5.00%	06/01/2040	1,730	1,919,833
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB (d)	5.00%	01/01/2048	3,135	3,349,371
				102,864,129

See accompanying notes which are an integral part of this schedule.

                                 Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana-3.21%

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/2031	$2,550	$2,743,800
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013 A, Private Activity RB (f)	5.00%	07/01/2035	500	527,545
Series 2013 A, Private Activity RB (f)	5.00%	07/01/2048	440	459,338
Series 2013, Private Activity RB (f)	5.00%	07/01/2040	2,940	3,085,530
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	610	604,101
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	4,050	3,889,417
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 I, Ref. VRD Health System RB (LOC - Barclays Bank PLC)(g)(h)(k)(o)	1.73%	11/01/2037	1,000	1,000,000
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB (g)(h)	5.25%	07/01/2023	1,000	1,135,300
Series 2016A, Ref. Power Supply System RB	5.00%	01/01/2042	940	1,039,302
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (f)	6.75%	01/01/2034	1,500	1,712,850
				16,197,183

Iowa-1.41%

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB (e)	5.88%	12/01/2027	825	872,273
Series 2013, Ref. Midwestern Disaster Area RB (h)	5.25%	12/01/2037	965	1,024,926
Iowa (State of) Finance Authority (Lifespace Communities Inc.); Series 2018 A, RB	5.00%	05/15/2043	625	643,200
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.50%	06/01/2042	1,280	1,276,646
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,040	1,034,946
Series 2005 E, Asset-Backed CAB RB (i)	0.00%	06/01/2046	9,640	977,689
Pottawattamie (County of) (Christian Homes Inc.); Series 2007 E, Ref. RB	5.75%	05/15/2026	1,275	1,276,402
				7,106,082

Kansas-0.85%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB (d)	5.75%	11/15/2038	2,800	2,900,688
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/2038	1,215	1,365,101
				4,265,789

Kentucky-3.39%

Kentucky (State of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, Floating Rate RB (SIFMA Municipal Swap Index + 1.40%)(h)(l)	3.06%	02/01/2025	530	537,245
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS-AGM)(b)	5.00%	12/01/2047	835	890,669
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, Sr. RB	5.00%	07/01/2040	1,020	1,066,053
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,330	1,371,483
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.25%	06/01/2041	945	994,509
Series 2017 A, Ref. Hospital RB	5.00%	06/01/2045	775	803,241
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB (g)(h)	6.38%	06/01/2020	1,350	1,436,170
Series 2010 A, Hospital RB (g)(h)	6.50%	06/01/2020	3,700	3,942,350
Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB (g)(h)	5.25%	02/01/2019	1,800	1,809,720
Series 2009, Ref. RB (g)(h)	5.25%	02/01/2019	235	236,307
Series 2009, Ref. RB (g)(h)	5.25%	02/01/2019	1,605	1,613,667
Series 2009, Ref. RB (g)(h)	5.25%	02/01/2019	205	206,140

See accompanying notes which are an integral part of this schedule.

                                 Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky-(continued)

Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/2049	$1,000	$1,071,610
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/2033	1,000	1,108,450
				17,087,614

Louisiana-1.49%

Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1); Series 2013 A, Power Project RB (INS-AGM)(b)	5.25%	06/01/2033	2,000	2,196,260
New Orleans (City of); Series 2014, Ref. Water System RB	5.00%	12/01/2044	1,070	1,143,691
New Orleans (City of) Aviation Board (Parking Facilities Corp. Consolitdated Garage System); Series 2018 A, RB (INS-AGM)(b)	5.00%	10/01/2043	335	370,480
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	655	678,200
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	655	688,876
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	1,245	1,325,564
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,050	1,110,564
				7,513,635

Maryland-1.00%

Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	590	636,681
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,205	1,292,604
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB (g)(h)	5.75%	06/01/2020	1,095	1,156,550
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB (g)(h)	5.38%	06/01/2020	775	814,308
Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	690	719,042
Series 2017, Ref. RB	5.00%	04/01/2032	410	422,353
				5,041,538

Massachusetts-2.37%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/2035	1,005	1,035,039
Massachusetts (State of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2053	1,850	1,968,160
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	4,425	4,677,579
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB (g)(h)	5.00%	07/01/2021	1,575	1,687,250
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB (g)(h)	7.25%	01/01/2021	540	595,469
Series 2011 I, RB	7.25%	01/01/2032	360	396,036
Massachusetts (State of) Water Resources Authority; Series 2011 C, Ref. General RB (d)	5.00%	08/01/2030	1,500	1,603,410
				11,962,943

Michigan-4.21%

Detroit (City of) Downtown Development Authority (Catalyst Development); Series 2018 A, Ref. Tax Increment RB	5.00%	07/01/2043	1,240	1,291,138
Michigan (State of) Building Authority (Facilities Program); Series 2016I, Ref. RB (d)	5.00%	04/15/2041	2,190	2,417,607
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,415	1,521,691
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	615	684,852

See accompanying notes which are an integral part of this schedule.

                                 Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan-(continued)

Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-1, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2044	$950	$1,009,118
Series 2014 C-3, Ref. Sr. Lien Local Government Loan Program RB (INS-AGM)(b)	5.00%	07/01/2031	2,500	2,760,575
Series 2014 C-6, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2033	475	516,073
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	475	521,531
Series 2015, Ref. Second Lien Local Government Loan Program RB	5.00%	07/01/2035	970	1,052,324
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	1,740	1,886,108
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. Hospital RB (d)	5.00%	12/01/2046	2,965	3,238,254
Michigan (State of) Strategic Fund (I-85 Improvement Project); Series 2018, Limited Obligation RB (f)	5.00%	06/30/2033	600	658,770
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	2,500	2,453,125
Oakland University; Series 2012, General RB	5.00%	03/01/2032	1,145	1,223,306
				21,234,472

Minnesota-0.07%

Bethel (City of) (Spectrum High School); Series 2017 A, Ref. Charter School Lease RB	4.25%	07/01/2047	400	375,328

Mississippi-0.63%

Jackson (County of) Mississippi (Chevron U.S.A. Inc.); Series 1993, Ref. VRD Port Facility RB (k)	1.72%	06/01/2023	2,100	2,100,000
West Rankin Utility Authority; Series 2018, RB (INS-AGM)(b)	5.00%	01/01/2048	1,010	1,102,264
				3,202,264

Missouri-1.39%

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2027	800	865,376
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,670	1,806,472
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. Retirement Community RB	5.25%	05/15/2050	385	396,904
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.50%	02/01/2042	1,100	1,118,304
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.25%	05/01/2033	1,175	1,242,046
St. Louis (County of) Industrial Development Authority (Friendship Village West County); Series 2018 A, Senior Living Facilities RB	5.00%	09/01/2038	1,565	1,567,269
				6,996,371

Nebraska-0.91%

Central Plains Energy Project (No. 3); Series 2012, Gas RB (p)	5.25%	09/01/2037	1,000	1,084,930
Series 2012, Gas RB (p)	5.00%	09/01/2042	3,250	3,497,390
				4,582,320

New Jersey-6.79%

New Jersey (State of) Economic Development Authority; Series 2004 A, Motor Vehicle RB (INS -BHAC)(b)(d)	5.25%	07/01/2026	6,625	7,626,501
Series 2005 N-1, Ref. School Facilities Construction RB (INS-NATL)(b)(d)(n)	5.50%	09/01/2022	2,820	3,087,449
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. Special Facility RB (f)	5.00%	10/01/2037	715	758,401
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB (g)(h)	5.88%	06/01/2020	1,800	1,904,454
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (f)	5.38%	01/01/2043	2,000	2,138,380
New Jersey (State of) Health Care Facilities Financing Authority (The General Hospital Center at Passaic, Inc.); Series 1994, RB (g)	6.75%	07/01/2019	570	586,125
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. Sr. Student Loan RB (f)	5.00%	12/01/2024	830	922,454

See accompanying notes which are an integral part of this schedule.

                                 Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey-(continued)

New Jersey (State of) Transportation Trust Fund Authority; Series 2010 D, Transportation System RB	5.00%	12/15/2023	$1,700	$1,861,449
Series 2011 A, Transportation System RB	5.50%	06/15/2041	1,000	1,048,720
Series 2015 AA, Transportation System RB	5.25%	06/15/2033	1,150	1,239,631
Series 2018 A, Ref. Federal Highway Reimbursement RN (d)(n)	5.00%	06/15/2029	1,190	1,317,056
Series 2018 A, Ref. Federal Highway Reimbursement RN (d)(n)	5.00%	06/15/2030	405	446,002
Series 2018 A, Ref. Federal Highway Reimbursement RN (d)(n)	5.00%	06/15/2031	565	619,658
Series 2018 A, Ref. RB	5.00%	12/15/2024	355	392,041
Series 2018 A, Ref. RB	5.00%	12/15/2032	925	999,407
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	770	856,956
New Jersey (State of) Turnpike Authority; Series 2013 A, RB (g)(h)	5.00%	07/01/2022	2,600	2,864,940
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (f)	5.00%	12/01/2023	1,500	1,572,795
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.00%	06/01/2031	975	1,077,316
Series 2018 A, Ref. RB	5.25%	06/01/2046	2,805	2,977,171
				34,296,906

New Mexico-0.47%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	2,275	2,384,473

New York-17.08%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB (g)(h)	6.25%	01/15/2020	1,480	1,552,772
Series 2009, PILOT RB (g)(h)	6.38%	01/15/2020	1,620	1,701,891
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	2,070	1,979,458
Metropolitan Transportation Authority; Series 2009 B, Dedicated Tax Fund RB (g)(h)	5.25%	11/15/2019	2,000	2,065,460
Series 2013 A, Transportation RB	5.00%	11/15/2038	1,425	1,518,950
Series 2016 B, Ref. RB	5.00%	11/15/2037	1,620	1,779,035
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. Consolidated RB (d)(f)	5.00%	09/15/2028	2,460	2,868,877
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010 8, Special Obligation RB	6.00%	12/01/2036	2,250	2,403,877
New York (City of) Industrial Development Agency (Brooklyn Navy Yard Cogen Partners); Series 1997, Industrial Development RB (f)	5.75%	10/01/2036	2,065	2,084,473
New York (City of) Municipal Water Finance Authority; Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/2031	3,000	3,123,870
Series 2012 FF, Water & Sewer System RB (d)	5.00%	06/15/2045	5,515	5,962,597
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/2035	1,000	1,090,770
New York (City of) Transitional Finance Authority; Series 2018 S-2A, Ref. Building Aid RB	5.00%	07/15/2034	925	1,064,305
New York (Counties of) Tobacco Trust VI; Subseries 2016 A-1, Ref. Tobacco Settlement Pass Through RB	5.75%	06/01/2043	2,370	2,601,075
New York (State of) Dormitory Authority; Series 2014 C, State Personal Income Tax RB (d)	5.00%	03/15/2040	4,210	4,631,126
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (d)	5.00%	03/15/2030	2,505	2,661,813
Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	7,900	8,622,692
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2013 A, VRD RB (LOC - Landesbank Hessen-thrgn)(k)(o)	1.75%	11/01/2046	500	500,000
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (d)	5.00%	04/01/2029	4,140	4,409,969
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (d)(g)(h)	5.00%	03/15/2019	2,000	2,018,440
Series 2009 A, Personal Income Tax RB (d)(g)(h)	5.00%	03/15/2019	2,250	2,270,745
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (d)	5.00%	12/15/2031	2,785	3,103,827

See accompanying notes which are an integral part of this schedule.

                                 Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York-(continued)

New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (e)	5.00%	11/15/2044	$4,060	$4,149,929
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	2,000	2,133,020
New York State Dormitory Authority; Series 2018 E, Sales Tax RB (d)	5.00%	03/15/2045	4,260	4,792,670
New York State Urban Development Corp.; Series 1995, Ref. RB	5.70%	04/01/2020	2,165	2,229,798
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (f)	5.00%	08/01/2031	1,285	1,326,865
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment); Series 2018, Special Facilities RB (f)	5.00%	01/01/2031	2,505	2,770,305
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, Special Facilities RB (f)	5.00%	07/01/2046	1,355	1,422,073
Series 2016 A, Special Facilities RB (f)	5.25%	01/01/2050	2,465	2,612,481
Rockland Tobacco Asset Securitization Corp.; Series 2001, Tobacco Settlement Asset-Backed RB	5.75%	08/15/2043	1,295	1,327,505
TSASC, Inc.; Series 2016B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2048	3,610	3,444,157
				86,224,825

North Carolina-1.97%

North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015 B, Ref. RB (d)	5.00%	10/01/2055	5,590	6,205,906
Series 2015 B, Ref. RB (d)	5.00%	10/01/2055	1,675	1,859,552
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (f)	5.00%	06/30/2054	1,810	1,893,405
				9,958,863

North Dakota-0.83%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	1,000	1,033,810
Ward (County of) (Trinity Obligated Group); Series 2017 C, Health Care Facilities RB	5.00%	06/01/2043	1,615	1,675,772
Series 2017 C, Health Care Facilities RB	5.00%	06/01/2048	1,440	1,487,146
				4,196,728

Ohio-6.02%

Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2046	645	696,523
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	820	887,256
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	2,670	2,843,283
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016A, Ref. RB	5.00%	02/15/2037	1,095	1,194,284
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016A, RB	5.00%	02/15/2046	405	437,979
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.75%	06/01/2034	360	336,946
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	5,840	5,541,342
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB	6.50%	01/01/2034	900	921,753
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.50%	02/15/2052	1,290	1,373,037
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (d)	5.00%	11/15/2036	2,685	2,865,244
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/2042	790	857,379
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/2032	2,750	2,972,227
Hamilton (County of) (Life Enriching Communities); Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	1,135	1,153,886
Hamilton (County of) (Trihealth Inc. Obligated Group); Series 2017 A, Hospital Facilities RB	5.00%	08/15/2047	1,885	2,035,272
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB (g)(h)	6.25%	06/01/2021	875	962,929
Lucas (County of), Ohio (ProMedica Healthcare System); Series 2018 A, Ref. Hospital RB	5.25%	11/15/2048	1,250	1,322,438
Montgomery (County of) (Trousdale Foundation Properties); Series 2018 A, Sr. Living RB (e)	6.00%	04/01/2038	1,125	1,088,685
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM)(b)(f)	5.00%	12/31/2039	615	661,623

See accompanying notes which are an integral part of this schedule.

                                 Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio-(continued)

Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, Exempt Facility RB (e)(f)	4.25%	01/15/2038	$440	$434,311
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB (g)(h)	5.75%	05/15/2020	275	289,394
Series 2010, Hospital Facilities RB	5.75%	11/15/2035	1,445	1,506,702
				30,382,493

Oklahoma-1.51%

Edmond Public Works Authority; Series 2017, Sales Tax and Utility System RB (d)	5.00%	07/01/2042	2,035	2,274,784
Series 2017, Sales Tax and Utility System RB (d)	5.00%	07/01/2047	1,985	2,210,377
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, Health System RB	5.50%	08/15/2057	1,630	1,759,536
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources Inc.- Cross Village Student Housing); Series 2017, RB	5.25%	08/01/2057	1,485	1,370,818
				7,615,515

Pennsylvania-3.24%

Allegheny (County of) Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,070,190
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/2020	1,100	1,136,102
Franklin (County of) Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2025	500	531,170
Pennsylvania (State of) Turnpike Commission; Series 2018 A-2, Turnpike RB	5.00%	12/01/2048	890	972,681
Series 2018 B, Sub. Oil Franchise Tax RB	5.25%	12/01/2048	875	981,207
Subseries 2010 B-2, Sub. RB (g)(h)	5.75%	12/01/2020	1,180	1,266,211
Subseries 2010 B-2, Sub. RB (g)(h)	5.75%	12/01/2020	640	686,758
Subseries 2010 B-2, Sub. RB (g)(h)	5.75%	12/01/2020	680	729,681
Subseries 2010 B-2, Sub. RB (g)(h)	6.00%	12/01/2020	225	242,532
Subseries 2010 B-2, Sub. RB (g)(h)	6.00%	12/01/2020	1,090	1,174,933
Subseries 2010 B-2, Sub. Turnpike RB (g)(h)	6.00%	12/01/2020	235	253,311
Subseries 2014 A-2, Sub. Conv. CAB Turnpike RB (j)	5.12%	12/01/2039	1,000	847,660
Subseries 2017 B-1, Sub. Turnpike RB	5.25%	06/01/2047	1,750	1,893,080
Philadelphia (City of); Series 2017 A, Water & Wastewater RB	5.00%	10/01/2052	840	913,618
Series 2017 B, Ref. Airport RB (d)(f)	5.00%	07/01/2047	2,190	2,367,697
Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	545	599,811
Series 2017 A, Ref. RB	5.00%	09/01/2047	645	695,529
				16,362,171

Puerto Rico-1.45%

Children’s Trust Fund; Series 2002, Tobacco Settlement Asset-Backed RB	5.50%	05/15/2039	1,950	1,954,563
Series 2002, Tobacco Settlement Asset-Backed RB	5.63%	05/15/2043	1,110	1,112,087
Series 2005 A, Tobacco Settlement Asset-Backed RB (i)	0.00%	05/15/2050	4,515	522,792
Puerto Rico (Commonwealth of); Series 2006 A, Public Improvement Unlimited Tax GO Bonds (INS-AGC) (CPI Rate + 1.00%)(b)(l)	3.46%	07/01/2019	485	486,964
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS-NATL)(b)	5.25%	07/01/2033	550	573,545
Series 2007 VV, Ref. RB (INS-NATL)(b)	5.25%	07/01/2035	480	496,786
Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2007 N, Ref. Transportation RB (INS-NATL)(b)	5.25%	07/01/2032	575	601,398

See accompanying notes which are an integral part of this schedule.

                                 Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico-(continued)
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. Government Facilities RB (INS-NATL)(b)	6.00%	07/01/2024	$1,510	$1,562,971
				7,311,106

South Carolina-2.13%

Greenville (City of); Series 2002, Ref. & Improvement Tax Increment Allocation RB (INS-NATL)(b)	5.25%	04/01/2021	130	130,352
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (g)(h)	5.50%	02/01/2019	1,000	1,005,790
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB (g)(h)	5.25%	08/01/2023	1,200	1,358,892
South Carolina (State of) Ports Authority; Series 2015, RB (f)	5.25%	07/01/2050	2,620	2,843,879
Series 2015, RB (f)	5.25%	07/01/2055	1,030	1,114,893
South Carolina (State of) Public Service Authority; Series 2014 C, Ref. RB	5.00%	12/01/2046	890	930,726
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (d)	5.00%	01/01/2033	3,300	3,383,292
				10,767,824

South Dakota-0.49%

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	1,235	1,324,179
Series 2015, Ref. RB	5.00%	11/01/2045	1,100	1,169,498
				2,493,677

Tennessee-2.19%

Greeneville (Town of) Health & Educational Facilities Board (Ballad Health); Series 2018 A, Ref. Hospital RB	5.00%	07/01/2036	1,295	1,429,887
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2000 A, Ref. First Mortgage Hospital CAB RB (INS-NATL)(b)(i)	0.00%	07/01/2026	12,525	9,644,501
				11,074,388

Texas-20.07%

Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/2042	1,600	1,739,120
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC)(b)	5.00%	08/15/2019	1,600	1,634,592
Dallas-Fort Worth (Cities of) International Airport; Series 2012 G, Ref. RB	5.00%	11/01/2034	3,000	3,126,810
Series 2012 G, Ref. RB	5.00%	11/01/2035	2,585	2,692,303
Series 2013 A, Joint Improvement RB (f)	5.00%	11/01/2030	1,000	1,073,530
Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB (d)	5.00%	11/01/2041	2,000	2,133,300
Harris (County of);; Series 2009 A, Sr. Lien Toll Road RB (d)(g)(h)	5.00%	08/15/2025	4,350	4,444,047
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (g)(h)	7.25%	12/01/2018	925	925,000
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB (g)(h)	5.00%	12/01/2019	1,100	1,133,231
Houston (City of); Series 2011 D, First Lien Combined Utility System RB (d)	5.00%	11/15/2033	3,150	3,379,068
Houston (City of) Airport System (United Airlines, Inc. Airport Improvement); Series 2015 C, Ref. RB (f)	5.00%	07/15/2020	645	665,775
Houston (City of) Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB (f)	4.75%	07/01/2024	1,680	1,789,082
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (e)	5.50%	08/15/2045	1,015	1,034,275
Lower Colorado River Authority; Series 2012 A, Ref. RB	5.00%	05/15/2039	2,270	2,427,470
Series 2012-A, Ref. RB (g)(h)	5.00%	05/15/2022	5	5,466
Series 2012-A, Ref. RB	5.00%	05/15/2033	1,730	1,859,439
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	1,500	1,580,895
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (g)(h)	6.25%	02/15/2019	1,450	1,462,673

See accompanying notes which are an integral part of this schedule.

                                 Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas-(continued)

Matagorda (County of) Navigation District No. 1 (Houston Lighting & Power Co.); Series 1997, Ref. RB (INS-AMBAC)(b)(f)	5.13%	11/01/2028	$5,000	$5,715,700
New Hope Cultural Education Facilities Corp. (Presbyterian Village North); Series 2018, Ref. Retirement Facility RB	5.00%	10/01/2027	175	180,789
Series 2018, Ref. Retirement Facility RB	5.00%	10/01/2028	1,000	1,024,120
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, Student Housing RB (INS-AGM)(b)	5.00%	04/01/2046	2,505	2,643,652
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. Retirement Facility RB	5.00%	01/01/2047	830	822,547
New Hope Fultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, Sr. Living RB	5.00%	07/01/2047	1,000	953,220
North Texas Tollway Authority; Series 2011 A, Special Projects System RB (d)(g)(h)	5.50%	09/01/2021	3,180	3,465,596
Series 2015 B, Ref. RB (d)(n)	5.00%	01/01/2040	7,525	8,031,582
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	2,000	2,167,480
Tarrant County Cultural Education Facilities Finance Corp; (d)	5.00%	02/15/2047	2,585	2,809,973
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2037	1,440	1,454,227
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2045	1,115	1,116,338
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.62%	11/15/2027	1,000	790,000
Series 2007, Retirement Facility RB	5.75%	11/15/2037	585	462,150
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/2025	450	450,351
Series 2017 A, Retirement Facility RB	6.38%	02/15/2048	1,490	1,587,088
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC)(b)	6.25%	07/01/2028	3,600	3,612,636
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	3,210	3,508,947
Texas (State of) Transportation Commission; Series 2016 A, Highway Improvement Unlimited Tax GO Bonds	5.00%	04/01/2044	1,290	1,428,830
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2012 A, Ref. First Tier RB	5.00%	08/15/2041	3,310	3,451,436
Series 2015 B, Ref. CAB RB (i)	0.00%	08/15/2036	2,650	1,249,078
Series 2015 B, Ref. CAB RB (i)	0.00%	08/15/2037	955	429,320
Series 2015 C, Ref. Sub. RB	5.00%	08/15/2042	3,290	3,469,667
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	4,620	5,315,310
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2028	1,650	1,778,601
Series 2012, Gas Supply RB	5.00%	12/15/2030	1,000	1,072,550
Series 2012, Gas Supply RB	5.00%	12/15/2031	4,875	5,219,614
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB (f)	5.00%	12/31/2055	870	905,165
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	1,675	1,745,467
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (f)	7.00%	12/31/2038	1,150	1,327,089
				101,294,599

Utah-1.27%

Emery (County of) (Pacificorp); Series 1994, VRD PCR (LOC - Canadian Imperial Bank of Commerce)(k)(o)	1.70%	11/27/2018	1,000	1,000,000

See accompanying notes which are an integral part of this schedule.

                                 Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Utah-(continued)

Salt Lake City (City of); Series 2017 A, Airport RB (d)(f)	5.00%	07/01/2047	$2,065	$2,245,130
Series 2018 A, Airport RB (f)	5.00%	07/01/2048	885	966,384
Series 2018 A, Airport RB (f)	5.25%	07/01/2048	1,185	1,319,533
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	855	856,240
				6,387,287

Virgin Islands-0.39%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	475	478,563
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	1,500	1,511,250
				1,989,813

Virginia-2.02%

Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, Sr. Lien RB (f)	5.00%	01/01/2040	1,760	1,828,992
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (f)	6.00%	01/01/2037	620	670,344
Series 2012, Sr. Lien RB (f)	5.50%	01/01/2042	2,705	2,864,297
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (f)	5.00%	07/01/2034	2,890	3,016,120
Virginia (State of) Small Business Financing Authority (Transform 66P3); Series 2017, Sr. Lien Private Activity RB (f)	5.00%	12/31/2056	1,755	1,826,920
				10,206,673

Washington-4.14%

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (f)	5.50%	07/01/2025	1,675	1,801,814
Kalispel Tribe of Indians; Series 2018 B, RB (e)	5.00%	01/01/2032	700	726,873
Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/2030	2,265	2,463,776
State of Washington; Series 2019 A, Various Purpose Unlimited Tax GO Bonds (d)	5.00%	08/01/2042	1,400	1,587,348
Washington (State of) (SR 520 Corridor Program -Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (d)	5.00%	06/01/2033	2,700	2,870,127
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (d)	5.00%	06/01/2041	645	681,630
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2043	875	968,993
Series 2018, RB (d)	5.00%	07/01/2048	3,130	3,446,819
Series 2018, RB	5.00%	07/01/2048	625	683,000
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (d)	5.00%	02/01/2041	2,550	2,618,468
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (g)(h)	6.25%	05/15/2021	1,125	1,237,770
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	1,700	1,804,448
				20,891,066

West Virginia-0.73%

West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/2020	525	414,750
Series 2008, RB	6.25%	10/01/2023	1,270	1,003,300
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group); Series 2009 C, Ref. & Improvement RB (g)(h)	5.50%	06/01/2019	1,065	1,083,882
Series 2009 C, Ref. & Improvement RB (g)(h)	5.50%	06/01/2019	1,160	1,180,567
				3,682,499

Wisconsin-4.11%

Public Finance Authority; Series 2016, Lease Development RB (d)	5.00%	03/01/2046	2,880	3,098,506

See accompanying notes which are an integral part of this schedule.

                                 Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin-(continued)

Public Finance Authority (American Dream at Meadowlands); Series 2017, Limited Obligation Grant RB (e)	6.75%	08/01/2031	$685	$738,882
Series 2017, Limited Obligation PILOT RB (e)	6.75%	12/01/2042	1,595	1,782,907
Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (f)	5.37%	11/01/2021	500	501,280
Series 2007 B, Collateralized Utility RB (f)	5.75%	11/01/2037	460	461,095
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB (g)(h)	5.38%	05/01/2019	105	106,539
Series 2009 A, General Fund Annual Appropriation RB (g)(h)	5.38%	05/01/2025	1,020	1,034,535
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2024	4,565	4,902,490
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB (g)(h)	5.00%	08/15/2022	1,400	1,540,518
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB (g)(h)	6.63%	02/15/2019	1,340	1,352,583
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, Sr. RB (e)	6.38%	01/01/2048	1,850	1,879,433
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	1,255	1,313,734
Series 2018 A, RB	5.35%	12/01/2045	1,255	1,311,739
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	670	710,971
				20,735,212

Wyoming-0.63%

Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,350	1,379,295
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. Power Supply RB (INS-BAM)(b)(d)	5.00%	01/01/2047	1,675	1,823,975
				3,203,270
TOTAL INVESTMENT IN SECURITIES(q)-168.35% (Cost $821,696,423)				849,782,570
FLOATING RATE NOTE OBLIGATIONS-(27.61)%
Notes with interest and fee rates ranging from 2.25% to 2.34% at 11/30/2018 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056 (See Note 1D)(r)				(139,345,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES-(42.79)%				(215,982,480)
OTHER ASSETS LESS LIABILITIES-2.05%				10,322,606
NET ASSETS APPLICABLE TO COMMON SHARES-100.00%				$504,777,696

See accompanying notes which are an integral part of this schedule.

                                 Invesco Advantage Municipal Income Trust II

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC	- Berkshire Hathaway Assurance Corp.
CAB	- Capital Appreciation Bonds
CEP	- Credit Enhancement Provider
Conv.	- Convertible
COP	- Certificates of Participation
CPI	- Consumer Price Index
Ctfs.	- Certificates
GNMA	- Government National Mortgage Association
GO	- General Obligation
INS	- Insurer
Jr.	- Junior
LOC	- Letter of Credit
NATL	- National Public Finance Guarantee Corp.
PCR	- Pollution Control Revenue Bonds
PILOT	- Payment-in-Lieu-of-Tax
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
SIFMA	- Securities Industry and Financial Markets Association
Sr.	- Senior
Sub.	- Subordinated
VRD	- Variable Rate Demand
Wts.	- Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2018 was $1,422,187, which represented 0.28% of the Trust’s Net Assets.

(d)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $23,470,263, which represented 4.65% of the Trust’s Net Assets.

(f)	Security subject to the alternative minimum tax.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(i)	Zero coupon bond issued at a discount.
(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2018.

(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2018.
(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $11,825,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(o)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(p)	Security subject to crossover refunding.
(q)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(r)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2018. At November 30, 2018, the Trust’s investments with a value of $210,768,649 are held by TOB Trusts and serve as collateral for the $139,345,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Advantage Municipal Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2018

(Unaudited)

NOTE 1–Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

                                 Invesco Advantage Municipal Income Trust II

D.	Floating Rate Note Obligations – (continued)

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary Trusts to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

    Level 1 – Prices are determined using quoted prices in an active market for identical assets.

                                 Invesco Advantage Municipal Income Trust II

    Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

    Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of November 30, 2018, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                 Invesco Advantage Municipal Income Trust II

Item 2. Controls and Procedures.

(a)

As of January 25, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of January 25, 2019, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

 There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

 Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Advantage Municipal Income Trust II

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	January 29, 2019

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.